Summary of Significant Accounting Polices - Summary of Information About Company Principal Subsidiaries (Detail)		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Avon Products, Inc. [Member]
Statement [Line Items]
Direct interest		100.00%
Natura Cosméticos S.A. [Member]
Statement [Line Items]
Direct interest		100.00%	100.00%
Natura &Co International S.à r.l [Member]
Statement [Line Items]
Direct interest	[1]	100.00%

[1]	Natura &Co International S.a.r.l., was incorporated in 2020 under the laws of Luxembourg with the purpose of acquiring, managing and selling interests in domestic and foreign companies, other than raising and borrowing funds to other consolidated entities of the Company.